5. TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Trade receivables		R$ 2,197,078	R$ 1,904,630
Other receivables		79,137	92,586
Trade and other receivables		2,276,215	1,997,216
Third parties
Disclosure of fair value measurement of assets [line items]
Trade receivables		2,273,669	1,947,575
Third parties | Domestic market
Disclosure of fair value measurement of assets [line items]
Trade receivables		1,290,823	1,027,639
Third parties | Foreign market
Disclosure of fair value measurement of assets [line items]
Trade receivables		982,846	919,936
Allowance for doubtful accounts
Disclosure of fair value measurement of assets [line items]
Trade receivables		(191,979)	(172,782)
Subtotal
Disclosure of fair value measurement of assets [line items]
Trade receivables		2,081,690	1,774,793
Related parties
Disclosure of fair value measurement of assets [line items]
Trade receivables		115,388	129,837
Dividends receivable
Disclosure of fair value measurement of assets [line items]
Other receivables	[1]	41,528	37,679
Advances to employees
Disclosure of fair value measurement of assets [line items]
Other receivables		33,942	34,607
Other receivables
Disclosure of fair value measurement of assets [line items]
Other receivables		R$ 3,667	R$ 20,300

[1]	Refers mainly to dividends from CSN Mineracao S.A. totaling R$ 837,084 received in February 2018.